Restricted cash	12 Months Ended
Dec. 31, 2019
Restricted cash
Restricted cash

21          Restricted cash

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Pledged bank deposits	3,910,516	3,367,396
Accrued interest	85,722	71,727
Time deposits with initial terms over three months	—	1,166
	3,996,238	3,440,289

As of December 31, 2018, RMB3,884,434,000 (USD565,980,000) of the bank deposits were pledged for short-term borrowings of the Group with weighted average interest rate of 3.16% per annum, RMB24,021,000 (USD3,500,000) were pledged for currency swaps, and RMB2,061,000 was pledged for business guarantee.

As at December 31, 2019, RMB3,263,466,000 (USD467,800,000) of the bank deposits were pledged for short‑term borrowings of the Group with weighted average interest rate of 3.16% per annum, RMB102,201,000 (USD14,650,000) were pledged for currency swaps, and RMB1,729,000 was pledged for business guarantee.